OPERATION EXPANSIONS (Details) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 01, 2024 USD ($) facility state bed	Mar. 31, 2024 USD ($) property facility bed	Jun. 30, 2024 USD ($) property bed facility	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) property	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 09, 2024 bed facility
Asset Acquisition [Line Items]
Payments to acquire buildings | $			$ 174,650	$ 52,365	$ 127,024	$ 55,374	$ 79,676
Payments to acquire interest in joint venture | $			$ 5,081	$ 0	$ 2,597	$ 0	$ 15,714
2024 Expansion
Asset Acquisition [Line Items]
Stand-alone facilities acquired		10	12
Real estate purchases | property		6	9
Real estate acquired in conjunction with operations | property		3	4		2
Real estate acquired previously operated by subsidiaries | property		3	5		4
Payments to acquire buildings | $		$ 78,500	$ 175,150
Number of skilled nursing beds | bed		1,334	1,501
Number of assisted living beds | bed		174	174
Other Asset Acquisitions | Subsequent event
Asset Acquisition [Line Items]
Number of skilled nursing beds | bed	1,072
Number of assisted living beds | bed	831
Number of skilled nursing facilities	12
Number of assisted living facilities	13
Number of states of acquired facilities | state	6
Other Asset Acquisitions | Subsequent event | 2024 Expansion Joint Venture
Asset Acquisition [Line Items]
Payments to acquire interest in joint venture | $	$ 10,000
Ownership percentage	25.80%
Other Asset Acquisitions | Subsequent event | Joint Venture
Asset Acquisition [Line Items]
Number of skilled nursing and assisted living facilities acquired	21
Other Asset Acquisitions | Subsequent event | Nonrelated Party
Asset Acquisition [Line Items]
Number of skilled nursing and assisted living facilities acquired	4
Other Asset Acquisitions | Subsequent event | WASHINGTON
Asset Acquisition [Line Items]
Number of skilled nursing and assisted living facilities acquired	19
Other Asset Acquisitions | Subsequent event | NEVADA
Asset Acquisition [Line Items]
Number of skilled nursing and assisted living facilities acquired	2
Other Asset Acquisitions | Subsequent event | ALASKA
Asset Acquisition [Line Items]
Number of skilled nursing and assisted living facilities acquired	1
Other Asset Acquisitions | Subsequent event | ARIZONA
Asset Acquisition [Line Items]
Number of skilled nursing and assisted living facilities acquired	1
Other Asset Acquisitions | Subsequent event | CALIFORNIA
Asset Acquisition [Line Items]
Number of skilled nursing and assisted living facilities acquired	1
Other Asset Acquisitions | Subsequent event | MONTANA
Asset Acquisition [Line Items]
Number of skilled nursing and assisted living facilities acquired	1
Other Asset Acquisitions | Subsequent event | KANSAS
Asset Acquisition [Line Items]
Number of skilled nursing beds | bed								378
Stand-alone facilities acquired through long term lease with a purchase option								3